CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021
Formation and operational costs	$ 4,891	$ 833,758
Loss from operations	(4,891)	(833,758)
Other income (loss):
Interest earned on marketable securities held in Trust Account		97,231
Unrealized gain on marketable securities held in Trust Account		3,392
Transaction costs allocated to warrant liabilities		(675,351)
Change in fair value of warrant liabilities		4,720,125
Other income, net		4,145,397
Net income (loss)	$ (4,891)	$ 3,311,639
Class A Common Stock
Other income (loss):
Basic weighted average shares outstanding		22,098,904
Diluted weighted average shares outstanding		22,098,904
Basic net income (loss) per ordinary share		$ 0.12
Diluted net income (loss) per ordinary share		$ 0.12
Class A Common Stock Subject to Redemption
Other income (loss):
Basic weighted average shares outstanding		22,098,904
Diluted weighted average shares outstanding		22,098,904
Basic net income (loss) per ordinary share		$ 0.12
Diluted net income (loss) per ordinary share		$ 0.12
Class B Common Stock
Other income (loss):
Basic weighted average shares outstanding	5,250,000	6,588,288
Diluted weighted average shares outstanding	5,250,000	6,655,171
Basic net income (loss) per ordinary share	$ 0.00	$ 0.12
Diluted net income (loss) per ordinary share	$ 0.00	$ 0.12
Class A and Class B non-redeemable ordinary shares
Other income (loss):
Basic weighted average shares outstanding	5,250,000	6,588,288
Diluted weighted average shares outstanding		6,655,171
Basic net income (loss) per ordinary share	$ 0.00	$ 0.12
Diluted net income (loss) per ordinary share		$ 0.12